 Exhibit 1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

GS Mortgage Securities Corporation II

200 West Street

New York, NY 10282

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by GS Mortgage Securities Corporation II (the “Company,” as the engaging party) and Goldman Sachs & Co. LLC, Goldman Sachs Mortgage Company, Goldman Sachs Bank USA, BMO Capital Markets Corp., Bank of Montreal, Citigroup Global Markets Inc., Citi Real Estate Funding Inc., KKR Capital Markets LLC, Wells Fargo Bank, National Association and Wells Fargo Securities, LLC, who are collectively referred to as the “Specified Parties”, solely to assist you in performing certain procedures related to the accuracy of certain attributes and calculations within the Final Data File (defined below). The procedures were performed with respect to the CONE Trust 2025-CHI, Commercial Mortgage Pass-Through Certificates, Series 2025-CHI securitization (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File.

In an agreed-upon procedures engagement, we perform specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the intended purpose of the engagement and we report on findings based on the procedures performed. The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on 1 mortgage loan (the “Mortgage Loan Asset”) secured by 3 mortgaged properties (the “Mortgaged Properties”) which represents the entire population of Mortgage Loan Asset and Mortgaged Properties (collectively the “Collateral”) within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for the purpose of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;
•	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;
•	The value of the Mortgaged Properties securing the Mortgage Loan Asset; and
•	The compliance of the originator of the assets with federal, state, and local laws and regulations.
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	1

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in this report, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

•	The interpretation of Transaction documents included in connection with our procedures;
•	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and
•	The reasonableness of any of the assumptions provided by the Company or other Specified Parties.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purpose of this report:

•	The phrase “Cut-off Date” refers to the date of December 18, 2025.

•	The phrase “Final Data File” refers to the following Microsoft Excel (“Excel”) file provided by the Company, which includes certain attributes related to the Collateral. The Final Data File was provided on November 18, 2025 with certain Collateral attribute calculations adjusted for the Cut-off Date:
o	2025-CHI Accounting File 11.18.25 v4.xlsx (provided on November 18, 2025).
•	The phrase “Specified Attributes” refers to the fields in the Final Data File.

•	The phrase “Source Document” refers to the documents (including any applicable amendments, assumptions or exhibits thereof) provided by the Company, related to the information contained in the Final Data File.

•	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided by the Company, and used by us, in performing the procedures enumerated below.

•	The term “compared” refers to the comparison of one or more Specified Attributes to Source Documents, as indicated within Exhibit A.

•	The term “recalculated” refers to a re-computation of one or more Specified Attributes using the Company provided methodology, as indicated within Exhibit B.

•	The phrase “in agreement” refers to the comparison or recalculation of one or more Specified Attributes which resulted in a match, or a difference that was within the Company provided tolerance level (if any), as indicated within Exhibit A.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	2

Source Documents included in the Loan File:

•	The phrase “Appraisal Report” refers to a draft or signed appraisal document or exhibit.
•	The phrase “Engineering Report” refers to a draft or final property condition assessment document or exhibit.
•	The phrase “Environmental Report” refers to a draft or final phase I and phase II (if applicable) environmental document or exhibit.
•	The phrase “Fee Schedule” refers to the documentation for the administrative fee rate related to the Transaction.
•	The phrase “Guaranty Agreement” refers to a signed or draft guaranty agreement.
•	The phrase “Insurance Summary” refers to a draft or final certificate of insurance and/or insurance risk analysis summarizing the coverage for each insurance category.
•	The phrase “Loan Agreement” refers to a signed or draft loan agreement and any amendments or exhibits thereof.
•	The phrase “Management Agreement” refers to a signed or draft management agreement and any amendments, assignments, assumptions or non-disturbance agreements thereof.
•	The phrase “Title Policy” refers to a signed or proforma title policy or commitment.
•	The phrase “Underwriting File” refers to the historical and pro-forma cash flow statements prepared by the Company’s underwriting team.

The procedures performed and results thereof are described below. In performing this engagement, we received one or more preliminary data file(s) and performed certain procedures as set forth in Exhibit A and Exhibit B. The procedures identified differences, which were communicated to the Responsible Party. The Responsible Party revised one or more of the preliminary data files based on such communicated differences, where they determined it to be appropriate. We then performed these procedures on the Final Data File, and the results of those procedures are described below.

From November 5, 2025 through November 18, 2025, the Company provided us with the Source Documents related to the Collateral for which we:

•	Compared certain Specified Attributes to the corresponding Source Documents as detailed in Exhibit A and found them to be in agreement (the “Compared Attributes”);
•	Recalculated certain Specified Attributes as detailed in Exhibit B and found them to be in agreement (the “Recalculated Attributes”); or
•	Assumed certain Specified Attributes were accurate as instructed by the Company, and neither compared nor recalculated the Specified Attributes (the “Company Provided Attributes”).

The recalculation methodology associated with the Recalculated Attributes is listed in Exhibit B. For each procedure where a recalculation was performed, if necessary, we compared the underlying attributes to the corresponding Source Documents and found them to be in agreement. We did not

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	3

perform any procedures with respect to the Specified Attributes denoted with a Source Document of “None - Company Provided”, in Exhibit A.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an audit or an examination engagement, the objective of which would be the expression of an opinion, or a review engagement, the objective of which would be the expression of a conclusion, on the Final Data File.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

In performing this engagement, we are required to be independent of the Responsible Party and to meet our ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

This report is intended solely for the information and use of the Specified Parties (including for the purpose of substantiating the Specified Parties' “due diligence defense” under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the appropriateness of the procedures performed (such party is referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

•	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and
•	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17g-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

/s/ PricewaterhouseCoopers LLP

New York, NY

November 18, 2025

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	4

Exhibits

Exhibit A – Loan File Review Procedures

Exhibit B – Recalculation Methodology

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	5

CONE Trust 2025-CHI	EXHIBIT A
Loan File Review Procedures

Exhibit A - Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
1	Control Number	None - Company Provided	None
2	Loan / Property Flag	None - Company Provided	None
3	Number of Properties	Appraisal Report	None
4	Originator	Loan Agreement	None
5	Originator Entity Type	Loan Agreement	None
6	Mortgage Loan Seller	None - Company Provided	None
7	Property Name	None - Company Provided	None
8	Address	Appraisal Report	None
9	City	Appraisal Report	None
10	State	Appraisal Report	None
11	County	Appraisal Report	None
12	Zip Code	Appraisal Report	None
13	General Property Type	Appraisal Report	None
14	Detailed Property Type	Appraisal Report	None
15	Flood Zone	Appraisal Report	None
16	Year Built	Appraisal Report	None
17	Year Renovated	Appraisal Report	None
18	Unit Description	None - Company Provided	None
19	Shell Capacity (MW)	Underwriting File	None
20	Trust Loan Original Balance ($)	Loan Agreement	None
21	Trust Loan Cut-off Date Balance ($)	Recalculation	None
22	Trust Loan Balloon Balance ($)	Loan Agreement	None
23	Trust Loan Allocated Cut-off Date Balance ($)	None - Company Provided	None
24	% of Initial Pool Balance	Recalculation	None
25	Pari Passu Split (Y/N)	None - Company Provided	None
26	Mortgage Loan Rate (%)	Recalculation	None
27	Administrative Fee Rate (%)	Fee Schedule	None
28	Mortgage Loan Interest Rate (At SOFR Cap)(%)	Recalculation	None
29	Margin(%)	None - Company Provided	None
30	Mortgage Loan Index	Loan Agreement	None
31	Assumed SOFR(%)	None - Company Provided	None
32	Float Rate Change Frequency (Mos)	Loan Agreement	None
33	SOFR Floor(%)	Loan Agreement	None
34	SOFR Strike Cap(%)	None - Company Provided	None
35	Extension Term Strike Rate(%)	Loan Agreement	None
36	SOFR Cap Expiration	None - Company Provided	None
37	SOFR Cap Counterparty	None - Company Provided	None
38	SOFR Cap Counterparty Rating (MIS / S&P / FITCH)	None - Company Provided	None
39	Mortgage Loan Annual Debt Service at SOFR Cap ($)	Recalculation	None
40	Mortgage Loan NOI DSCR at SOFR Cap(x)	Recalculation	None
41	SOFR Lookback Days	Loan Agreement	None
42	Extension Options (Y/N)	Loan Agreement	None
43	Extension Options (#/Mos)	Loan Agreement	None
44	Extension Spread Increase Description	Loan Agreement	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
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CONE Trust 2025-CHI	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
45	First Extension Fee(%)	Loan Agreement	None
46	Second Extension Fee(%)	Loan Agreement	None
47	Third Extension Fee(%)	Loan Agreement	None
48	Fully Extended Original Term	Recalculation	None
49	Fully Extended Remaining Term	Recalculation	None
50	Fully Extended Maturity Date	Loan Agreement	None
51	Fully Extended Amortization Term	Not Applicable*	None
52	Mortgage Loan Monthly Payment ($)	Recalculation	None
53	Mortgage Loan Annual Debt Service ($)	Recalculation	None
54	Interest Accrual Method	Loan Agreement	None
55	Interest Accrual Period	Loan Agreement	None
56	Origination Date	None - Company Provided	None
57	First Due Date	Loan Agreement	None
58	Last IO Due Date	Loan Agreement	None
59	First P&I Due Date	Loan Agreement	None
60	Due Date	Loan Agreement	None
61	Grace Period- Late Fee	Loan Agreement	None
62	Grace Period- Default	Loan Agreement	None
63	Amortization Type	Loan Agreement	None
64	Original Interest-Only Period (Mos.)	Recalculation	None
65	Remaining Interest-Only Period (Mos.)	Recalculation	None
66	Original Term To Maturity (Mos.)	Recalculation	None
67	Remaining Term To Maturity (Mos.)	Recalculation	None
68	Original Amortization Term (Mos.)	Not Applicable*	None
69	Remaining Amortization Term (Mos.)	Not Applicable*	None
70	Seasoning	Recalculation	None
71	Maturity Date	Loan Agreement	None
72	Lockbox	Loan Agreement	None
73	Cash Management	Loan Agreement	None
74	Cash Management Triggers	Loan Agreement	None
75	Performance Test Trigger Level	Loan Agreement	None
76	Cross-Collateralized (Y/N)	Not Applicable*	None
77	Crossed Group	Not Applicable*	None
78	Lockout Period	Not Applicable*	None
79	Lockout Expiration Date	Not Applicable*	None
80	Prepayment Begin Date	Loan Agreement	None
81	Prepayment End Date	Loan Agreement	None
82	Open Period Begin Date	Loan Agreement	None
83	Open Period (Payments)	Recalculation	None
84	Prepayment Type	Loan Agreement	None
85	Prepayment Provision	Loan Agreement	None
86	Yield Maintenance Index	Not Applicable*	None
87	Yield Maintenance Discount	Not Applicable*	None
88	Yield Maintenance Margin	Not Applicable*	None
89	Yield Maintenance Calculation Method	Not Applicable*	None
90	Partially Prepayable without Penalty	Loan Agreement	None
91	Partially Prepayable without Penalty Description	Not Applicable*	None
92	Partial Collateral Release Description	Not Applicable*	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	7

CONE Trust 2025-CHI	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
93	Day of Month Prepayment Permitted	Loan Agreement	None
94	Due on Sale	Loan Agreement	None
95	Due on Encumbrance	Loan Agreement	None
96	Other Subordinate Debt Balance ($)	Not Applicable*	None
97	Other Subordinate Debt Type	Not Applicable*	None
98	Future Debt Allowed?	Loan Agreement	None
99	Mortgage Assumable?	Loan Agreement	None
100	Assumption Fee	Loan Agreement	None
101	Appraiser Designation	Appraisal Report	None
102	Appraisal FIRREA (Y/N)	Appraisal Report	None
103	As-Is Appraisal Date	Appraisal Report	None
104	As-is Appraised Value ($)	Appraisal Report	None
105	As-Stabilized Appraisal Date	Appraisal Report	None
106	As-Stabilized Appraised Value ($)	Appraisal Report	None
107	Cut-off Date As-Is LTV Ratio (%)	Recalculation	None
108	Maturity Date LTV Ratio at Maturity (%)	Recalculation	None
109	Single Tenant (Y/N)	Underwriting File	None
110	Engineering Report Date	Engineering Report	None
111	Environmental Phase I Report Date	Environmental Report	None
112	Environmental Phase II Recommended (Y/N)	Environmental Report	None
113	Environmental Phase II Report Date	Environmental Report	None
114	PML or SEL (%)	Not Applicable*	None
115	Seismic Report Date	Not Applicable*	None
116	Earthquake Insurance Required (Y/N)	Loan Agreement	None
117	Terrorism Insurance Required (Y/N)	Loan Agreement	None
118	Environmental Insurance Required (Y/N)	Loan Agreement	None
119	Blanket Insurance Policy (Y/N)	Insurance Summary	None
120	Lien Position	Title Policy	None
121	Ownership Interest	Title Policy	None
122	Condominium Present?	Loan Agreement	None
123	Ground Lease (Y/N)	Title Policy	None
124	Annual Ground Lease Payment ($)	Not Applicable*	None
125	Ground Lease Expiration Date	Not Applicable*	None
126	Ground Lease Extension (Y/N)	Not Applicable*	None
127	# of Ground Lease Extension Options	Not Applicable*	None
128	Ground Lease Expiration Date after all Extensions	Not Applicable*	None
129	2022 EGI Date	Underwriting File	None
130	2022 EGI ($)	Underwriting File	$1.00
131	2022 Expenses ($)	Underwriting File	$1.00
132	2022 NOI ($)	Underwriting File	$1.00
133	2022 NCF ($)	Underwriting File	$1.00
134	2023 EGI Date	Underwriting File	None
135	2023 EGI ($)	Underwriting File	$1.00
136	2023 Expenses ($)	Underwriting File	$1.00
137	2023 NOI ($)	Underwriting File	$1.00
138	2023 NCF ($)	Underwriting File	$1.00
139	2024 EGI Date	Underwriting File	$1.00
140	2024 EGI ($)	Underwriting File	$1.00
141	2024 Expenses ($)	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
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CONE Trust 2025-CHI	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
142	2024 NOI ($)	Underwriting File	$1.00
143	2024 NCF ($)	Underwriting File	$1.00
144	Most Recent Date (if past 2024)	Underwriting File	$1.00
145	Most Recent # of months	Underwriting File	$1.00
146	Most Recent Description	Underwriting File	$1.00
147	Most Recent EGI (if past 2024) ($)	Underwriting File	$1.00
148	Most Recent Expenses (if past 2024) ($)	Underwriting File	$1.00
149	Most Recent NOI (if past 2024) ($)	Underwriting File	$1.00
150	Most Recent NCF (if past 2024) ($)	Underwriting File	$1.00
151	Underwritten EGI ($)	Underwriting File	$1.00
152	Underwritten Expenses ($)	Underwriting File	$1.00
153	Underwritten Net Operating Income ($)	Underwriting File	$1.00
154	Mortgage Loan Underwritten NOI DSCR (x)	Recalculation	None
155	Mortgage Loan Underwritten NOI Debt Yield (%)	Recalculation	None
156	Underwritten Replacement Reserve ($)	Underwriting File	$1.00
157	Underwritten TI / LC Reserve ($)	Underwriting File	$1.00
158	Underwritten Other Reserve ($)	Underwriting File	$1.00
159	Underwritten Net Cash Flow ($)	Underwriting File	$1.00
160	Mortgage Loan Underwritten NCF DSCR (x)	Recalculation	None
161	Mortgage Loan Underwritten NCF Debt Yield (%)	Recalculation	None
162	Leased Capacity (MW)	Underwriting File	None
163	Leased Capacity (MW)(%)	Recalculation	None
164	Leased Capacity Date	Underwriting File	None
165	Underwritten Rent Step Date	Underwriting File	None
166	Largest Customer by UW Annual Revenue	Underwriting File	None
167	Largest Customer UW Annual Revenue	Underwriting File	None
168	Largest Customer by UW Annual Revenue Lease Expiration	Underwriting File	None
169	Second Customer by UW Annual Revenue	Underwriting File	None
170	Second Customer UW Annual Revenue	Underwriting File	None
171	Second Customer by UW Annual Revenue Lease Expiration	Underwriting File	None
172	Third Customer by UW Annual Revenue	Underwriting File	None
173	Third Customer UW Annual Revenue	Underwriting File	None
174	Third Customer by UW Annual Revenue Lease Expiration	Underwriting File	None
175	Fourth Customer by UW Annual Revenue	Underwriting File	None
176	Fourth Customer UW Annual Revenue	Underwriting File	None
177	Fourth Customer by UW Annual Revenue Lease Expiration	Underwriting File	None
178	Fifth Customer by UW Annual Revenue	Underwriting File	None
179	Fifth Customer UW Annual Revenue	Underwriting File	None
180	Fifth Customer by UW Annual Revenue Lease Expiration	Underwriting File	None
181	Upfront RE Tax Reserve ($)	Loan Agreement	None
182	Ongoing RE Tax Reserve ($)	Loan Agreement	None
183	Upfront Insurance Reserve ($)	Loan Agreement	None
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CONE Trust 2025-CHI	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
184	Ongoing Insurance Reserve ($)	Loan Agreement	None
185	Upfront Replacement Reserve ($)	Loan Agreement	None
186	Ongoing Replacement Reserve ($)	Loan Agreement	None
187	Replacement Reserve Caps ($)	Loan Agreement	None
188	Upfront TI / LC Reserve ($)	Loan Agreement	None
189	Ongoing TI / LC Reserve ($)	Loan Agreement	None
190	TI / LC Caps ($)	Loan Agreement	None
191	Upfront Debt Service Reserve ($)	Loan Agreement	None
192	Ongoing Debt Service Reserve ($)	Loan Agreement	None
193	Upfront Deferred Maintenance Reserve ($)	Loan Agreement	None
194	Ongoing Deferred Maintenance Reserve ($)	Loan Agreement	None
195	Upfront Environmental Reserve ($)	Loan Agreement	None
196	Ongoing Environmental Reserve ($)	Loan Agreement	None
197	Upfront Other Reserve ($)	Loan Agreement	None
198	Ongoing Other Reserve ($)	Loan Agreement	None
199	Other Reserve Description	Loan Agreement	None
200	Letter of Credit?	Loan Agreement	None
201	Letter of Credit Balance ($)	Loan Agreement	None
202	Letter of Credit Description	Loan Agreement	None
203	Release Provisions (Y/N)	Loan Agreement	None
204	Loan Purpose	None - Company Provided	None
205	Borrower Name	Loan Agreement	None
206	Tenant In Common (Y/N)	Loan Agreement	None
207	Sponsor	Loan Agreement	None
208	Carve-out Guarantor	Guaranty Agreement	None
209	Recourse	Guaranty Agreement	None
210	Related Group	None - Company Provided	None
211	Single Purpose Borrower (Y/N)	Loan Agreement	None
212	Property Manager	Management Agreement	None
213	Exit Fee	Loan Agreement	None

* The fields for the noted Specified Attributes were either not populated in the Final Data File or populated with the term “NAP”. As such, we were instructed by the Company to not perform any procedures on these Specified Attributes.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
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Exhibit B - Recalculation Methodology

#	Specified Attribute	Recalculation Methodology	Tolerance
21	Trust Loan Cut-off Date Balance ($)	Set equal to Trust Loan Original Balance ($).	None
24	% of Initial Pool Balance	Quotient of (i) Trust Loan Cut-off Date Balance ($) and (ii) aggregate Trust Loan Cut-off Date Balance ($).	None
26	Mortgage Loan Rate (%)	Sum of (i) Assumed SOFR(%) and (ii) Margin(%).	None
28	Mortgage Loan Interest Rate (At SOFR Cap)(%)	Sum of (i) SOFR Strike Cap(%) and (ii) Margin(%).	None
39	Mortgage Loan Annual Debt Service at SOFR Cap ($)	Product of (i) Trust Loan Cut-off Date Balance ($), (ii) Mortgage Loan Interest Rate (At SOFR Cap)(%) and (iii) the Interest Accrual Method (365/360).	None
40	Mortgage Loan NOI DSCR at SOFR Cap(x)	Quotient of (i) Underwritten Net Operating Income ($) and (ii) Mortgage Loan Annual Debt Service at SOFR Cap ($).	None
48	Fully Extended Original Term	Count of the number of monthly payment dates, from and inclusive of (i) First Due Date, to and including (ii) Fully Extended Maturity Date.	None
49	Fully Extended Remaining Term	Difference between (i) Fully Extended Original Term and (ii) Seasoning.	None
52	Mortgage Loan Monthly Payment ($)	Quotient of (i) product of (a) Trust Loan Cut-off Date Balance ($), (b) Mortgage Loan Rate (%) and (c) the Interest Accrual Method (365/360) and (ii) 12.	None
53	Mortgage Loan Annual Debt Service ($)	Product of (i) Mortgage Loan Monthly Payment ($) and (ii) 12.	None
64	Original Interest-Only Period (Mos.)	Count of the number of monthly payment dates, from and inclusive of (i) First Due Date, to and including (ii) Last IO Due Date.	None
65	Remaining Interest-Only Period (Mos.)	Difference between (i) Original Interest-Only Period (Mos.) and (ii) Seasoning.	None
66	Original Term To Maturity (Mos.)	Count of the number of monthly payment dates, from and inclusive of (i) First Due Date, to and including (ii) Maturity Date.	None
67	Remaining Term To Maturity (Mos.)	Difference between (i) Original Term to Maturity (Mos.) and (ii) Seasoning.	None
70	Seasoning	Count of the number of monthly payment dates, from and inclusive of (i) First Due Date, to and including (ii) Cut-off Date.	None
83	Open Period (Payments)	Count of the number of monthly payment dates, from and inclusive of (i) Open Period Begin Date, to and including (ii) Maturity Date.	None
107	Cut-off Date As-Is LTV Ratio (%)	Quotient of (i) Trust Loan Cut-off Date Balance ($) and (ii) As-is Appraised Value ($).	None
108	Maturity Date LTV Ratio at Maturity (%)	Set equal to Cut-off Date As-Is LTV Ratio (%).	None
154	Mortgage Loan Underwritten NOI DSCR (x)	Quotient of (i) Underwritten Net Operating Income ($) and (ii) Mortgage Loan Annual Debt Service ($).	None
155	Mortgage Loan Underwritten NOI Debt Yield (%)	Quotient of (i) Underwritten Net Operating Income ($) and (ii) Trust Loan Cut-off Date Balance ($).	None
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#	Specified Attribute	Recalculation Methodology	Tolerance
160	Mortgage Loan Underwritten NCF DSCR (x)	Quotient of (i) Underwritten Net Cash Flow ($) and (ii) Mortgage Loan Annual Debt Service ($).	None
161	Mortgage Loan Underwritten NCF Debt Yield (%)	Quotient of (i) Underwritten Net Cash Flow ($) and (ii) Trust Loan Cut-off Date Balance ($).	None
163	Leased Capacity (MW)(%)	Quotient of (i) Leased Capacity (MW) and (ii) Shell Capacity (MW).	None

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
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